Note 13 - Convertible Notes Payable - 10Q (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	June 30, 2013	September 30, 2012
10% Convertible note payable	$-	$1,800,000
6% Convertible note payable	-	5,000,000
Total	$-	$6,800,000

	September 30,
	2012	2011
10% convertible notes payable	$1,800,000	$6,000,000
6% convertible notes payable	5,000,000	-
Less: Debt discount	-	(247,000)
	$6,800,000	$5,753,000